Payments, by Project - 12 months ended Oct. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 270	$ 139,056	$ 139,326
Beskauga
Total	$ 270	33,110	33,380
Akkuduk
Total		16,680	16,680
Nogurbek
Total		16	16
Maisor
Total		22,678	22,678
Elemes
Total		22,451	22,451
Aktasty
Total		22,338	22,338
Besshoky
Total		4,195	4,195
Aimanday
Total		5,669	5,669
South Bosshakol
Total		$ 11,919	$ 11,919